Schedule of Investments (unaudited)
July 31, 2024
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.1%
Ambev SA	335,374	$ 686,621
Cia Siderurgica Nacional SA	8,233	17,263
Cogna Educacao SA(a)	523,287	140,625
CSN Mineracao SA	246,364	223,011
Iochpe Maxion SA	32,583	71,951
Petroleo Brasileiro SA, ADR	3,998	52,614
Telefonica Brasil SA	32,770	281,052
Ultrapar Participacoes SA	8,990	35,301
Vale SA	117,683	1,282,286
		2,790,724
Chile — 0.8%
Banco de Chile	4,651,299	554,131
Banco de Chile, ADR	7,359	176,027
		730,158
China — 23.0%
3SBio, Inc.(b)	458,500	359,642
Alibaba Group Holding Ltd.	266,420	2,621,632
Baidu, Inc., Class A(a)	26,592	294,842
BOE Technology Group Co. Ltd., Class A	1,641,500	896,612
Bosideng International Holdings Ltd.	1,056,000	528,483
China Life Insurance Co. Ltd., Class H	240,000	332,965
China Resources Land Ltd.	98,000	292,931
China United Network Communications Ltd., Class A	22,100	14,386
Geely Automobile Holdings Ltd.	429,000	435,889
Great Wall Motor Co. Ltd., Class H	9,500	12,986
Gree Electric Appliances, Inc. of Zhuhai, Class A	155,600	862,084
Haier Smart Home Co. Ltd., Class H	11,400	37,271
Industrial & Commercial Bank of China Ltd., Class H	1,741,000	964,482
JD.com, Inc., Class A	55,060	725,999
Lenovo Group Ltd.	132,000	170,968
Meituan, Class B(a)(b)	101,980	1,412,082
Midea Group Co. Ltd., Class A	18,100	159,693
Minth Group Ltd.(a)	190,000	266,602
NetEase, Inc.	55,870	1,030,443
PDD Holdings, Inc., ADR(a)	409	52,716
PetroChina Co. Ltd., Class H	863,700	750,015
Ping An Insurance Group Co. of China Ltd., Class H	277,000	1,202,905
RiseSun Real Estate Development Co. Ltd., Class A(a)	1	—
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	21,400	762,322
Sinotrans Ltd., Class H	81,000	37,603
Tencent Holdings Ltd.	94,800	4,374,684
Weichai Power Co. Ltd., Class A	471,800	902,896
Weichai Power Co. Ltd., Class H	20,000	31,947
Wuliangye Yibin Co. Ltd., Class A	53,000	931,523
Xiaomi Corp., Class B(a)(b)	73,800	158,510
Xtep International Holdings Ltd.	239,500	144,042
Zijin Mining Group Co. Ltd., Class H	148,000	300,198
		21,069,353
Greece — 1.2%
Eurobank Ergasias Services and Holdings SA, Class R	127,238	291,537
Star Bulk Carriers Corp.	35,363	797,082
		1,088,619
India — 16.7%
Axis Bank Ltd.	3,383	47,258
Bharti Airtel Ltd.	23,237	415,104
Birlasoft Ltd.	55,065	445,758
Blue Star Ltd.	6,569	135,234
Security	Shares	Value
India (continued)
Brigade Enterprises Ltd.	11,249	$ 169,514
Chambal Fertilisers and Chemicals Ltd.	89,119	552,982
Computer Age Management Services Ltd.	3,219	174,780
Dixon Technologies India Ltd.	5,727	830,649
Dr. Lal PathLabs Ltd.(b)	6,203	229,219
Great Eastern Shipping Co. Ltd.	32,623	541,915
Gujarat Pipavav Port Ltd.	19,466	53,662
Havells India Ltd.	23,772	525,751
Hindalco Industries Ltd.	13,266	106,092
Hindustan Zinc Ltd.	20,812	161,085
ICICI Bank Ltd.	103,295	1,505,676
ICICI Bank Ltd., ADR	7,355	214,104
Infosys Ltd.	38,139	845,725
ITD Cementation India Ltd.	38,492	236,407
JK Paper Ltd.	12,836	77,650
KEI Industries Ltd.	1,110	57,401
Larsen & Toubro Ltd.	21,913	1,000,709
Larsen & Toubro Ltd., GDR	2,302	104,971
Life Insurance Corp. of India	8,695	122,448
Lupin Ltd.	9,192	209,889
MakeMyTrip Ltd.(a)	2,556	239,216
National Aluminium Co. Ltd.	96,641	224,891
NCC Ltd./India	87,007	373,703
Nippon Life India Asset Management Ltd.(b)	2,496	19,228
PTC India Ltd.	148,584	401,736
Reliance Industries Ltd.	17,238	621,472
ReNew Energy Global PLC, Class A(a)	34,999	203,694
State Bank of India	102,915	1,075,948
Strides Pharma Science Ltd.	4,919	62,920
Tata Consultancy Services Ltd.	26,777	1,406,079
Trent Ltd.	2,534	177,097
Voltas Ltd.	46,464	855,163
Zydus Lifesciences Ltd.	58,667	875,004
		15,300,134
Kuwait — 0.6%
Kuwait Finance House KSCP	242,569	584,986
Malaysia — 2.6%
CIMB Group Holdings Bhd	627,400	1,014,461
IJM Corp. Bhd.	132,000	100,684
Malayan Banking Bhd.	202,300	449,996
MISC Bhd	105,600	202,029
Press Metal Aluminium Holdings Bhd	102,200	119,326
Tenaga Nasional Bhd	20,500	62,823
YTL Corp. Bhd.	520,000	386,754
		2,336,073
Mexico — 1.8%
Alsea SAB de CV	89,292	269,587
Grupo Financiero Banorte SAB de CV, Class O	44,145	330,797
Wal-Mart de Mexico SAB de CV	320,149	1,064,701
		1,665,085
Poland — 0.9%
Bank Polska Kasa Opieki SA	5,956	241,284
Powszechna Kasa Oszczednosci Bank Polski SA	17,234	256,122
Powszechny Zaklad Ubezpieczen SA	29,028	355,480
		852,886
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar — 0.8%
Ooredoo QPSC	63,174	$ 180,992
Qatar National Bank QPSC	130,106	544,714
		725,706
Russia(a)(c) — 0.0%
Alrosa PJSC	1,407,496	166
LUKOIL PJSC	23,527	3
Novatek PJSC	29,650	3
		172
Saudi Arabia — 2.9%
Al Rajhi Bank	23,392	533,356
Saudi Basic Industries Corp.	51,067	1,072,544
Saudi Electricity Co.	62,989	286,998
Saudi Telecom Co.	71,071	730,036
		2,622,934
South Africa — 1.6%
Capitec Bank Holdings Ltd.	1,715	267,464
Foschini Group Ltd.	18,636	137,546
Standard Bank Group Ltd.	86,454	1,053,710
		1,458,720
South Korea — 10.9%
AMOREPACIFIC Group	12,204	277,697
Cheil Worldwide, Inc.	7,569	98,004
CJ Corp.	8,711	845,397
CJ Logistics Corp.	4,828	348,203
HD Hyundai Construction Equipment Co. Ltd.	1,593	69,156
HDC Hyundai Development Co-Engineering & Construction, Class E	3,645	61,145
Hyundai Marine & Fire Insurance Co. Ltd.	14,348	377,568
Hyundai Mobis Co. Ltd.	4,444	718,996
KCC Corp.	1,575	380,148
Kia Corp.	8,181	671,305
LG Chem Ltd.	938	210,941
LG Electronics, Inc.	2,414	183,828
Pan Ocean Co. Ltd.	108,825	307,520
Samsung Electronics Co. Ltd.	52,791	3,255,210
Samsung Securities Co. Ltd.	13,922	455,486
SK Hynix, Inc.	7,177	1,029,350
SK Telecom Co. Ltd.	16,876	667,766
		9,957,720
Taiwan — 19.5%
Cathay Financial Holding Co. Ltd.	562,000	1,076,130
Chicony Electronics Co. Ltd.	178,000	848,250
ChipMOS Technologies, Inc.	145,000	175,105
CTBC Financial Holding Co. Ltd.	604,000	655,592
E.Sun Financial Holding Co. Ltd.	59,161	47,931
Elan Microelectronics Corp.	150,000	634,783
Gemtek Technology Corp.	37,000	48,327
Hon Hai Precision Industry Co. Ltd.	164,000	1,006,126
Lotes Co. Ltd.	15,000	646,146
MediaTek, Inc.	34,000	1,294,894
Pou Chen Corp.	17,000	18,765
Primax Electronics Ltd.	240,000	672,331
Quanta Computer, Inc.	129,000	1,099,048
Realtek Semiconductor Corp.	31,000	489,024
Taiwan Semiconductor Manufacturing Co. Ltd.	295,000	8,605,530
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,571	260,472
Wisdom Marine Lines Co. Ltd.	106,000	229,875
		17,808,329
Security	Shares	Value
Thailand — 3.7%
Bangkok Bank PCL, NVDR	131,100	$ 504,038
Bangkok Dusit Medical Services PCL, NVDR	1,299,300	957,815
CP ALL PCL, NVDR	616,800	1,009,182
PTT Exploration & Production PCL, NVDR	232,800	957,194
		3,428,229
Turkey — 0.7%
Migros Ticaret A/S, Class A	33,535	534,337
Turkiye Garanti Bankasi A/S, Class A	29,458	110,119
Turkiye Is Bankasi A/S, Class C	57,856	26,205
		670,661
United Arab Emirates — 0.4%
First Abu Dhabi Bank PJSC	110,788	393,328
United States — 0.9%
Genpact Ltd.	24,467	848,271
Total Common Stocks — 92.1% (Cost: $76,968,943)		84,332,088
Preferred Securities
Preferred Stocks — 2.9%
Brazil — 2.9%
Banco Bradesco SA	210,389	462,353
Cia Energetica de Minas Gerais	22,861	43,893
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	29,050	126,140
Itau Unibanco Holding SA	160,692	962,535
Marcopolo SA	371,456	398,635
Petroleo Brasileiro SA	103,883	687,086
		2,680,642
Total Preferred Securities — 2.9% (Cost: $3,083,517)		2,680,642
Total Long-Term Investments — 95.0% (Cost: $80,052,460)		87,012,730
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(d)(e)	4,840,139	4,840,139
Total Short-Term Securities — 5.3% (Cost: $4,840,139)		4,840,139
Total Investments — 100.3% (Cost: $84,892,599)		91,852,869
Liabilities in Excess of Other Assets — (0.3)%		(272,747)
Net Assets — 100.0%		$ 91,580,122

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Advantage Emerging Markets Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 647,600	$ (647,600)	$ —	$ —	$ —	—	$ 346 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,657,734	182,405 (c)	—	—	—	4,840,139	4,840,139	56,114	—
				$ —	$ —	$ 4,840,139		$ 56,460	$ —

(a)	As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	85	09/20/24	$ 4,660	$ 35,845
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 2,790,724	$ —	$ —	$ 2,790,724
Chile	730,158	—	—	730,158
China	581,199	20,488,154	—	21,069,353
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Greece	$ 797,082	$ 291,537	$ —	$ 1,088,619
India	761,985	14,538,149	—	15,300,134
Kuwait	—	584,986	—	584,986
Malaysia	714,848	1,621,225	—	2,336,073
Mexico	1,665,085	—	—	1,665,085
Poland	—	852,886	—	852,886
Qatar	180,992	544,714	—	725,706
Russia	—	—	172	172
Saudi Arabia	1,072,544	1,550,390	—	2,622,934
South Africa	137,546	1,321,174	—	1,458,720
South Korea	—	9,957,720	—	9,957,720
Taiwan	260,472	17,547,857	—	17,808,329
Thailand	—	3,428,229	—	3,428,229
Turkey	136,324	534,337	—	670,661
United Arab Emirates	393,328	—	—	393,328
United States	848,271	—	—	848,271
Preferred Securities
Preferred Stocks	2,680,642	—	—	2,680,642
Short-Term Securities
Money Market Funds	4,840,139	—	—	4,840,139
	$ 18,591,339	$ 73,261,358	$ 172	$ 91,852,869
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 35,845	$ —	$ —	$ 35,845

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company